Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Securities available for sale	$ 14,058	$ 9,368
Loans held for sale	2,812	889
Yield maintenance provisions	122	213
Financial liabilities
Advances by borrowers for taxes and insurance	(408)	(656)
Carrying Value [Member]
Financial assets
Cash and cash equivalents	57,941	25,895
Interest-bearing deposits in other financial institutions	100
Securities available for sale	14,058	9,368
Loans held for sale	2,812	889
Loans, net	346,125	297,064
FHLB stock	1,942	1,942
Accrued interest receivable	1,054	831
Yield maintenance provisions	122	213
Interest rate lock commitments	9	8
Financial liabilities
Deposits	(375,364)	(290,467)
FHLB advances and other borrowings	(13,500)	(14,500)
Advances by borrowers for taxes and insurance	(408)	(656)
Subordinated debentures	(5,155)	(5,155)
Accrued interest payable	(78)	(44)
Interest-rate swaps	(122)	(213)
Fair Value [Member]
Financial assets
Cash and cash equivalents	57,941	25,895
Interest-bearing deposits in other financial institutions	100
Securities available for sale	14,058	9,368
Loans held for sale	2,812	889
Loans, net	343,523	295,498
Accrued interest receivable	1,054	831
Yield maintenance provisions	122	213
Interest rate lock commitments	9	8
Financial liabilities
Deposits	(374,125)	(290,759)
FHLB advances and other borrowings	(13,597)	(14,693)
Advances by borrowers for taxes and insurance	(408)	(656)
Subordinated debentures	(3,411)	(2,269)
Accrued interest payable	(78)	(44)
Interest-rate swaps	(122)	(213)
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	57,941	25,895
Interest-bearing deposits in other financial institutions	100
Accrued interest receivable	13	1
Financial liabilities
Deposits	(202,158)	(147,523)
Accrued interest payable	(2)
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Securities available for sale	14,058	9,368
Loans held for sale	2,812	889
Accrued interest receivable	40	21
Yield maintenance provisions	122	213
Interest rate lock commitments	9	8
Financial liabilities
Deposits	(171,967)	(143,236)
FHLB advances and other borrowings	(13,597)	(14,693)
Subordinated debentures	(3,411)	(2,269)
Accrued interest payable	(76)	(44)
Interest-rate swaps	(122)	(213)
Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Loans, net	343,523	295,498
Accrued interest receivable	1,001	809
Financial liabilities
Advances by borrowers for taxes and insurance	$ (408)	$ (656)